INCOME TAXES - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ (319.6)	$ 98.8
Income tax provision - 26.5%	(84.7)	26.2
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(34.8)	(9.0)
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	(2.5)	3.4
Income/(losses) not recognized for tax purposes	(5.0)	5.7
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	0.3	3.0
Non-resident withholding tax	12.1	2.7
Under/(over) tax provisions	(2.2)	(0.5)
Other	1.9	(1.0)
Other adjustments:
Unrecognized recoveries in deferred tax provisions	39.0	25.1
Foreign exchange related to deferred income taxes	11.2	(12.1)
Other	0.2	0.6
Total income tax expense (recovery)	$ (64.5)	$ 44.1